RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Operations	$ 139	$ 93
Credit obligations	47	56
Capital expenditures and development projects	10	42
Total	196	191
Less: non-current	(60)	(52)
Current	$ 136	$ 139